BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND

                               SEMI-ANNUAL REPORT

                                FEBRUARY 29, 2000

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                           PORTFOLIO MANAGER'S LETTER
                         "SEMI-ANNUAL ADVISER'S REPORT"

Dear Investor,

     What a great time to launch a small cap growth fund! Small capitalization stocks attracted investor interest late last year after approximately five years of significant underperformance relative to large capitalization stocks. For the five years ended September 30, 1999, the large cap-dominated S&P500 returned 25.0% per year while the Russell 2000, an index of smaller cap stocks, advanced at half this pace, 12.4% per year. However, since October, the rotation to small cap stocks has been fast and furious, fueled largely by investor enthusiasm for the most speculative of these small stocks. From October 1, 1999, the date of the initial offering of the fund, through February 29, 2000, the Russell 2000 advanced 35.8% while the S&P500 gained 7.1%.

     Furthermore, small cap growth stocks have significantly outperformed small cap value stocks over this time frame and thus the range of returns among small cap stocks has been extremely wide. For example, small cap growth stocks, as measured by the Russell 2000 Growth Index, were up 62.9% while the Russell 2000 Value Index was up just 4.9% from October 1, 1999 through February 29, 2000. Finally, we believe we are also witnessing a tremendous and, in fact, unprecedented divergence between cap-weighted and equal-weighted small cap indices (see graph below).

                                [GRAPHIC OMITTED]

      DIFFERENCE BETWEEN CAP-WEIGHTED AND EQUAL-WEIGHTED RUSSELL 2000 INDEX
                            ROLLING SIX-MONTH RETURNS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
6/30/79          (2.78)%
7/31/79           2.60
8/31/79           4.00
9/30/79          (5.60)
10/31/79          0.06
11/30/79          0.06
12/31/79         (0.89)
1/31/80          (3.72)
2/28/80          (3.15)
3/31/80          (3.45)
4/30/80          (4.04)
5/31/80          (3.51)
6/30/80          (2.48)
7/31/80          (0.99)
8/31/80          (2.15)
9/30/80          (1.46)
10/31/80         (2.37)
11/30/80         (2.09)
12/31/80         (3.04)
1/31/81          (3.30)
2/28/81          (1.39)
3/31/81          (1.37)
4/30/81          (1.95)
5/31/81          (2.52)
6/30/81          (4.06)
7/31/81          (3.52)
8/31/81          (3.08)
9/30/81          (1.54)
10/31/81         (1.18)
11/30/81         (0.78)
12/31/81          1.02
1/31/82           0.26
2/28/82          (0.18)
3/31/82          (0.72)
4/30/82          (0.27)
5/31/82          (1.49)
6/30/82          (1.12)
7/31/82           0.19
8/31/82           1.09
9/30/82           1.29
10/31/82          1.32
11/30/82          1.92
12/31/82          0.40
1/31/83          (3.78)
2/28/83          (3.21)
3/31/83          (5.95)
4/30/83          (5.75)
5/31/83          (7.14)
6/30/83          (6.17)
7/31/83          (2.57)
8/31/83          (3.50)
9/30/83          (0.60)
10/31/83         (0.31)
11/30/83          1.49
12/31/83          1.98
1/31/84           1.46
2/29/84           1.63
3/31/84           0.54
4/30/84           1.25
5/31/84           0.94
6/30/84           0.47
7/31/84           1.17
8/31/84           0.71
9/30/84           0.64
10/31/84          0.32
11/30/84          0.80
12/31/84          1.34
1/31/85           0.39
2/28/85          (0.36)
3/31/85          (0.57)
4/30/85          (1.29)
5/31/85          (1.31)
6/30/85          (1.17)
7/31/85          (0.10)
8/31/85           0.34
9/30/85           0.70
10/31/85          1.63
11/30/85          1.94
12/31/85          1.47
1/31/86           0.56
2/28/86           1.27
3/31/86           1.20
4/30/86           0.43
5/31/86          (0.58)
6/30/86          (0.67)
7/31/86          (0.12)
8/31/86           0.66
9/30/86           0.64
10/31/86          1.21
11/30/86          1.26
12/31/86          1.31
1/31/87           2.71
2/28/87           1.69
3/31/87           1.56
4/30/87           0.26
5/31/87          (0.01)
6/30/87           0.28
7/31/87          (0.49)
8/31/87           0.26
9/30/87           0.00
10/31/87         (0.12)
11/30/87          0.32
12/31/87          0.49
1/31/88          (0.87)
2/29/88          (1.48)
3/31/88          (1.81)
4/30/88          (2.07)
5/31/88          (2.90)
6/30/88          (3.28)
7/31/88          (0.93)
8/31/88          (0.93)
9/30/88          (0.12)
10/31/88          0.06
11/30/88         (0.36)
12/31/88         (0.77)
1/31/89          (0.80)
2/28/89          (0.67)
3/31/89          (1.16)
4/30/89          (0.59)
5/31/89           0.40
6/30/89           0.15
7/31/89           0.44
8/31/89           0.04
9/30/89           0.66
10/31/89          0.05
11/30/89          0.48
12/31/89          2.10
1/31/90          (0.39)
2/28/90           1.20
3/31/90           1.60
4/30/90           1.46
5/31/90           1.79
6/30/90           0.52
7/31/90           2.85
8/31/90           1.83
9/30/90           1.73
10/31/90          2.29
11/30/90          2.67
12/31/90          4.76
1/31/91           4.05
2/28/91           1.24
3/31/91          (0.91)
4/30/91          (4.05)
5/31/91          (4.03)
6/30/91          (7.51)
7/31/91          (4.58)
8/31/91          (0.43)
9/30/91           0.95
10/31/91          2.96
11/30/91          0.59
12/31/91          3.52
1/31/92          (3.25)
2/29/92          (4.88)
3/31/92          (5.73)
4/30/92          (5.45)
5/31/92          (4.00)
6/30/92          (4.85)
7/31/92          (1.15)
8/31/92           1.88
9/30/92           3.10
10/31/92          2.77
11/30/92          0.54
12/31/92         (0.47)
1/31/93          (1.79)
2/28/93          (1.29)
3/31/93          (0.98)
4/30/93          (0.38)
5/31/93           1.31
6/30/93           2.24
7/31/93           2.72
8/31/93           2.51
9/30/93           2.20
10/31/93          0.55
11/30/93         (0.05)
12/31/93         (0.03)
1/31/94          (0.08)
2/28/94          (0.64)
3/31/94          (1.33)
4/30/94           0.79
5/31/94           0.72
6/30/94          (0.31)
7/31/94           0.51
8/31/94           0.21
9/30/94           0.04
10/31/94         (1.00)
11/30/94         (0.55)
12/31/94          0.49
1/31/95          (1.23)
2/28/95          (1.46)
3/31/95          (0.81)
4/30/95          (1.01)
5/31/95          (0.99)
6/30/95          (1.63)
7/31/95           0.01
8/31/95           0.18
9/30/95          (0.07)
10/31/95          0.90
11/30/95          0.79
12/31/95          0.64
1/31/96           0.25
2/29/96           0.46
3/31/96          (0.02)
4/30/96          (1.65)
5/31/96          (1.75)
6/30/96          (1.40)
7/31/96           0.11
8/31/96           0.25
9/30/96           0.77
10/31/96          1.78
11/30/96          2.45
12/31/96          2.56
1/31/97           0.64
2/28/97           0.86
3/31/97           1.41
4/30/97           2.58
5/31/97           0.59
6/30/97           0.45
7/31/97           1.50
8/31/97           0.11
9/30/97          (1.68)
10/31/97         (4.13)
11/30/97         (1.38)
12/31/97         (0.68)
1/31/98          (1.33)
2/28/98          (1.00)
3/31/98          (0.13)
4/30/98          (0.40)
5/31/98          (0.42)
6/30/98          (0.33)
7/31/98          (0.31)
8/31/98           0.81
9/30/98           0.90
10/31/98          0.62
11/30/98         (0.21)
12/31/98          0.18
1/31/99           0.89
2/28/99          (0.09)
3/31/99           1.10
4/30/99           0.27
5/31/99          (1.10)
6/30/99          (2.29)
7/31/99          (2.81)
8/31/99          (2.14)
9/30/99          (3.73)
10/31/99         (0.40)
11/30/99          0.74
12/31/99          3.45
1/31/00           4.60
2/29/00          13.49

     PERFORMANCE SUMMARY. The Bogle Small Cap Growth Fund posted very strong absolute returns of +48.3% for the period from its initial offering on October 1, 1999 through February 29, 2000. We believe the Fund's performance compares favorably with the equal-weighted benchmarks, which most closely match the portfolio profile. Equal weighting caused us to have a more difficult time against the very narrow leadership that drove the cap-weighted benchmark returns. We equal weight portfolio positions because we believe that this diversifies away stock-specific risk and because we believe that this allows our stock selection process to capture more relative return than if we were constrained by a capitalization-oriented framework. We recognize that this is also a source of risk relative to a cap-weighted benchmark, particularly in the environment described above in which the largest cap small caps dominate. Generally, however, we believe that these performance differentials tend to reverse themselves over time, and cap- and equal-weighted smaller stock benchmarks generate comparable long-term returns.

                                [GRAPHIC OMITTED]

                SINCE INCEPTION RETURNS THROUGH FEBRUARY 29, 2000

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Bogle Fund  Russell 2000 Total  Equal-Weighted Russell 2000 Total  Russell 2000 Growth   Equal-Weighted Russell 2000 Growth
48.3%       35.8%               22.0%                              62.9%                 35.8%

     INVESTMENT STRATEGY AND CURRENT POSITIONING. Our investment strategy seeks to identify stocks that have the best prospects for delivering solid earnings, though we seek to avoid those companies whose prospects are already reflected in a high current stock price. We believe our value-based insights are an important diversification tool for us, as we believe they tend to work in those inevitable market environments when our earnings quality and growth insights are less effective. We expect over the long term to have a growth orientation but with a risk profile most in line with the broadly based Russell 2000 Total Index. Therefore, we believe our results are best measured primarily against this index. The fundamental characteristics of the Fund and the Russell 2000 indices are presented below. These characteristics represent the fund at 2/29/00 and do not represent any current or future characteristics or any return potential for the fund.

               Fundamental Characteristics as of February 29, 2000
                                   FUND      RUSSELL 2000      RUSSELL 2000 GROWTH
                                  ------    --------------      -------------------
     Earnings Growth Rate          23.7%        23.1%                 28.5%
     Median Market Cap (millions) $746.9      $1,002.8              $1,439.0
     Price/Forward Earnings        25.2x        30.6x                 66.8x
     Price/Book Ratio               6.7x         5.3x                 11.2x
     Price/Sales Ratio              3.1x         3.3x                  7.7x

     We thank you for your business and your confidence in our investment process. We have experienced enough asset growth in the Investor Class to receive a ticker symbol and the Investor Class of shares are now listed as BOGLX. Please call us with any questions about our recent results, our views on the market, or anything else that might be on your mind.

     Respectfully,

     Bogle Investment Management, L.P.

     Management Office: 781-283-5000
     Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

     PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE RUSSELL 2000 IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000 INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH RATES. A DIRECT INVESTMENT IN THE INDICES IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY, AND LESS PUBLICLY AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2000 (UNAUDITED)

                                   NUMBER
                                  OF SHARES     VALUE
                                  ---------     -----
COMMON STOCKS--94.0%

BASIC INDUSTRY--1.2%
   Brady Corp., Class A* .........  2,200    $    59,675
   Century Aluminum Co. ..........  4,800         65,400
   US Can Corp.* .................  3,100         39,525
                                             -----------
                                                 164,600
                                             -----------
CONSUMER CYCLICAL--11.5%
   Brauns Fashions Corp.* ........  4,000         60,000
   Brookstone, Inc.* .............  4,000         64,000
   Cato Corp., Class A ...........  7,700         77,000
   Concord Camera Corp.* .........  4,000        151,000
   Direct Focus, Inc.* ...........  1,400         39,113
   Dollar Thrifty Automotive
     Group, Inc.* ................  1,900         24,938
   Footstar, Inc.* ...............  1,200         29,625
   Frontier Airlines, Inc.* ......  7,000         77,875
   Gadzooks, Inc.* ...............  7,300        116,344
   Harman International
     Industries, Inc. ............  1,600         99,100
   Haverty Furniture Cos.,
     Inc. ........................  2,300         24,869
   Hot Topic, Inc.* ..............  4,400         74,800
   JAKKS Pacific, Inc.* ..........  6,850        113,025
   Kenneth Cole Productions,
     Inc., Class A* ..............  1,900         96,900
   Musicland Stores Corp.* .......  6,000         40,875
   P.F. Chang's China Bistro,
     Inc.* .......................  2,000         60,125
   RARE Hospitality
     International, Inc.* ........  4,800         90,600
   Timberland Co., Class A* ......  2,500        107,188
   Tuesday Morning Corp.* ........  3,600         46,800
   Ultimate Electronics,
     Inc.* .......................  2,600         42,575
   Universal Electronics,
     Inc.* .......................  3,000         59,250
   WMS Industries, Inc.* .........  6,000         68,250
                                             -----------
                                               1,564,252
                                             -----------



                                   NUMBER
                                  OF SHARES     VALUE
                                  ---------     -----
CONSUMER GROWTH--16.3%
   Advance Paradigm, Inc.* .......  5,000    $   118,281
   Allscripts, Inc.* .............    400         27,600
   Apria Healthcare Group,
     Inc.* .......................  4,900         69,825
   Argosy Gaming Co.* ............  5,400         61,088
   Aurora Biosciences
     Corp.* ......................    900         96,300
   Aztar Corp.* ..................  7,700         73,150
   Candela Laser Corp.* ..........  6,900        103,500
   Career Education Corp.* .......  2,400         90,000
   Church and Dwight, Inc. .......  2,000         34,125
   Coors, (Adolph) Class B .......  2,600        114,075
   Datascope Corp. ...............  1,500         59,813
   Dean Foods Co. ................  2,000         54,250
   Diversa Corp.* ................    300         40,050
   Dura Pharmaceuticals,
     Inc.* .......................  5,400         74,925
   Guess, Inc.* ..................  3,700         78,856
   Ivax Corp.* ...................  5,550        126,263
   Jones Pharma, Inc. ............  1,700        121,975
   Keebler Foods Co. .............  4,500        114,187
   Liposome Co., Inc. (The)* .....  1,900         25,531
   Mentor Corp. ..................  4,000        111,000
   Mid Atlantic Medical
     Services, Inc.* .............  8,000         65,500
   Pharmacopeia, Inc.* ...........    900         61,256
   Pinnacle Entertainment,
     Inc.* .......................  4,900         84,525
   PolyMedica Corp.* .............  1,500         69,469
   Shire Pharmaceuticals
     Group PLC - ADR* ............    855         41,040
   Station Casinos, Inc.* ........  4,000         78,500
   The Great Atlantic &
     Pacific Tea Co., Inc. .......  2,800         65,625
   Trigon Healthcare, Inc.* ......  1,800         57,488
   Varian Medical Systems,
     Inc.* .......................  2,000         79,875
   Vical, Inc.* ..................    500         29,531
                                             -----------
                                               2,227,603
                                             -----------

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

                                   NUMBER
                                  OF SHARES     VALUE
                                  ---------     -----
ENERGY--1.1%
   Triton Energy Ltd.* ...........  2,400    $    67,800
   Ultramar Diamond
     Shamrock Corp. ..............  4,000         86,750
                                             -----------
                                                 154,550
                                             -----------
FINANCIAL--5.0%
   Advanta Corp., Class A ........  4,600         85,675
   Affiliated Managers
     Group, Inc.* ................  2,800        110,075
   Americredit Corp.* ............  5,100         70,762
   Compucredit Corp.* ............  2,400         79,200
   Eaton Vance Corp. .............  1,700         70,444
   Metris Companies, Inc. ........  1,400         36,225
   SEI Investments Co. ...........  1,200        107,175
   Silicon Valley
     Bancshares* .................  1,600        126,800
                                             -----------
                                                 686,356
                                             -----------
INDUSTRIAL--10.4%
   Applied Industrial
     Technologies, Inc. ..........  5,000         90,625
   Elcom International, Inc.* ....  1,900         44,531
   EMCOR Group, Inc.* ............  4,400         99,000
   Graco, Inc. ...................  2,400         72,450
   Insight Enterprises, Inc.* ....  2,400         75,300
   Insituform Technologies,
     Inc., Class A* ..............  4,800        135,600
   Korn Ferry International* .....  1,800         67,500
   Landstar System, Inc.* ........  2,000        112,375
   Learning Tree
     International, Inc.* ........  3,500         93,188
   LSI Industries, Inc. ..........  1,900         30,756
   MasTec, Inc.* .................  1,300         74,913
   MICROS Systems, Inc.* .........  1,500         83,063
   Professional Detailing,
     Inc.* .......................  2,300         49,450
   Scott Technologies, Inc.* .....  3,600         69,300
   The St. Joe Co. ...............  2,700         65,306
   Transportation Technologies
     Industries, Inc.* ...........  3,600         76,500
   United Stationers, Inc.* ......  2,600         69,875




                                   NUMBER
                                  OF SHARES     VALUE
                                  ---------     -----
INDUSTRIAL--(CONTINUED)
   Viant Corp.* ..................  1,200    $    45,525
   Wabash National Corp. .........  4,400         61,600
                                             -----------
                                               1,416,857
                                             -----------
INTERNET/TELECOMMUNICATIONS--4.2%
   About.com, Inc.* ..............    900         63,225
   Allaire Corp.* ................    400         51,750
   Autobytel.com, Inc.* ..........  1,900         20,306
   BroadVision, Inc.* ............    200         50,512
   Copper Mountain
     Networks, Inc.* .............  1,200        104,325
   Go2Net, Inc.* .................    500         43,500
   Mercury Interactive
     Corp.* ......................  1,800        173,475
   Ortel Corp.* ..................    300         54,300
   Razorfish, Inc.* ..............    500         16,750
                                             -----------
                                                 578,143
                                             -----------
TECHNOLOGY--43.3%
   8X8, Inc.* ....................  4,600        138,575
   ACT Networks, Inc.* ...........  2,400         33,600
   Active Voice Corp.* ...........  2,300        126,212
   Advanced Fibre
     Communications, Inc.* .......  2,200        149,875
   Amkor Technology, Inc.* .......  3,000        155,813
   ANADIGICS, Inc.* ..............  1,300        175,500
   Anaren Microwave, Inc.* .......  1,900        144,163
   AremisSoft Corp.* .............    900         35,775
   Brightpoint, Inc.* ............  3,500         45,062
   Brio Technology, Inc.* ........  1,900         76,119
   Brooks Automation, Inc.* ......    800         57,800
   Brooktrout Technology,
     Inc.* .......................  3,100        148,800
   Business Objects
     SA - ADR* ...................  1,100        126,362
   California Amplifier,
     Inc.* .......................  1,400         63,175
   Centigram Communications
     Corp.* ......................  5,100        105,188
   Cirrus Logic Corp.* ...........  5,400        112,387
   Coherent, Inc.* ...............  1,300        137,800
   Cohu, Inc. ....................    700         39,462

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

                                   NUMBER
                                  OF SHARES     VALUE
                                  ---------     -----
TECHNOLOGY--(CONTINUED)
   Corsair Communications,
     Inc.* .......................  2,000    $    57,000
   CyberOptics Corp.* ............  3,000        110,250
   Cypress Semiconductor
     Corp.* ......................  1,400         63,875
   Digital River, Inc.* ..........  3,100        111,600
   Ditech Communications
     Corp.* ......................  1,200        131,100
   Elantec Semiconductor,
     Inc.* .......................  2,500        157,344
   Electroglas, Inc.* ............  3,100        120,125
   ESS Technology, Inc.* .........  4,000         62,250
   FileNet Corp.* ................  3,700        158,406
   Forrester Research, Inc.* .....  3,600        144,000
   In Focus Systems, Inc.* .......  4,400        147,400
   Inet Technologies, Inc.* ......  1,600         69,400
   Integrated Device
     Technology, Inc.* ...........  3,000        110,625
   Interlink Electronics,
     Inc.* .......................  1,500        129,187
   International Rectifier
     Corp.* ......................  3,300        138,188
   Internet.com Corp.* ...........  1,000         44,500
   Kronos, Inc.* .................    700         44,450
   Lam Research Corp.* ...........    500         78,062
   Lightbridge, Inc.* ............  3,700         87,413
   MIPS Technologies, Inc.* ......  1,300         76,050
   MKS Instruments, Inc.* ........  1,100         50,050
   Natural Microsystems
     Corp.* ......................  1,600        102,000
   NetIQ Corp.* ..................  1,200         80,550
   Netrix Corp.* .................  2,700         67,162
   NetScout Systems, Inc.* .......  2,100         43,181
   Novadigm, Inc.* ...............  4,600        106,950
   Objective Systems
     Integrators, Inc.* ..........  5,400        103,950
   Paradyne Networks, Inc.* ......    800         35,800
   Photon Dynamics, Inc.* ........    700         45,500
   Planar Systems, Inc.* .........  4,900         79,012
   Progress Software
     Corp.* ......................  5,400        134,663
   Proxim, Inc.* .................    500         71,750
   Remedy Corp.* .................  1,600         90,700
   Rogers Corp.* .................  1,500         88,031
   ScanSource, Inc.* .............  2,600         98,800



                                   NUMBER
                                  OF SHARES     VALUE
                                  ---------     -----
TECHNOLOGY--(CONTINUED)
   Sensormatic Electronics
     Corp.* ......................  5,200    $    98,800
   Serena Software, Inc.* ........  3,500        147,656
   Sybase, Inc.* .................  5,000        125,313
   Telcom Semiconductor, Inc.* ...  1,500         33,187
   Three-Five Systems, Inc.* .....  1,500         92,062
   Trimble Navigation Ltd.* ......  4,100         98,400
   Vishay Intertechnology,
     Inc.* .......................  2,000         86,000
   Xircom, Inc.* .................  1,700         70,603
   Zomax, Inc.* ..................  1,200         58,725
                                             -----------
                                               5,921,738
                                             -----------
UTILITY--1.0%
   Commonwealth Telephone
     Enterprises, Inc.* ..........  1,700         74,163
   MidAmerican Energy
     Holdings Co.* ...............    500         17,312
   TALK.com, Inc.* ...............  2,600         43,875
                                             -----------
                                                 135,350
                                             -----------
     TOTAL COMMON STOCKS
       (Cost $10,484,640) ........            12,849,449
                                             -----------
                                     PAR
                                    (000)       VALUE
                                    -----       -----
REPURCHASE AGREEMENTS--2.5%
   PNC Funding Corp.
     (Agreement dated 02/29/00
     to be repurchased at
     $335,039) ...................   $335        335,000
                                             -----------
   TOTAL REPURCHASE
     AGREEMENTS
     (Cost $335,000) .............               335,000
                                             -----------
TOTAL INVESTMENTS--96.5%
   (Cost $10,819,640) ............            13,184,449
                                             -----------
ASSETS IN EXCESS
   OF OTHER LIABILITIES--3.5% ....               476,264
                                             -----------
NET ASSETS--100.0% ...............           $13,660,713
                                             ===========
-------------
*Non-income producing.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

ASSETS
   Investments, at value (cost - $10,819,640) ...................    $13,184,449
   Cash .........................................................        662,986
   Receivable from Investment Advisor ...........................         11,022
   Receivable for investments sold ..............................        273,188
   Receivable for Fund shares sold ..............................         10,679
   Dividends and interest receivable ............................          3,805
   Other assets .................................................             23
                                                                     -----------
     Total assets ...............................................     14,146,152
                                                                     -----------
LIABILITIES
   Payable for investments purchased ............................        477,185
   Accrued expenses and other liabilities .......................          8,254
                                                                     -----------
     Total liabilities ..........................................        485,439
                                                                     -----------
NET ASSETS
   Capital stock, $0.001 par value ..............................     10,842,385
   Accumulated net realized gain from investments ...............        453,519
   Net unrealized appreciation on investments ...................      2,364,809
                                                                     -----------
     Net assets .................................................    $13,660,713
                                                                     ===========
INSTITUTIONAL CLASS
   Net assets ...................................................    $ 3,310,555
                                                                     -----------
   Shares outstanding ...........................................        186,055
                                                                     -----------
   Net asset value, offering and redemption price per share .....    $     17.79
                                                                     ===========
INVESTOR CLASS
   Net assets ...................................................    $10,350,158
                                                                     -----------
   Shares outstanding ...........................................        581,761
                                                                     -----------
   Net asset value, offering and redemption price per share .....         $17.79
                                                                          ======


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                                                               FOR THE PERIOD
                                                              OCTOBER 1, 1999*
                                                                   THROUGH
                                                              FEBRUARY 29, 2000
                                                              -----------------
INVESTMENT INCOME
   Interest ...................................................   $    11,546
   Dividends ..................................................         4,795
                                                                  -----------
                                                                       16,341
                                                                  -----------
EXPENSES
   Administration fees ........................................        41,004
   Transfer agent fees and expenses ...........................        32,566
   Advisory fees ..............................................        25,547
   Audit and Legal fees .......................................        13,264
   Federal and state registration fees ........................        11,763
   Custodian fees and expenses ................................         7,500
   Printing ...................................................         6,502
   Shareholder services .......................................         2,563
   Administrative services ....................................           174
   Trustee fees and expenses ..................................            84
   Insurance expense ..........................................            15
   Other ......................................................           499
                                                                  -----------
     Total expenses before waivers and reimbursements .........       141,481
     Less: waivers and reimbursements .........................      (107,583)
                                                                  -----------
     Total expenses after waivers and reimbursements ..........        33,898
                                                                  -----------
   Net investment loss ........................................       (17,557)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments .........................       453,519
   Net change in unrealized appreciation on investments .......     2,364,809
                                                                  -----------
   Net realized and unrealized gain from investments ..........     2,818,328
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ 2,800,771
                                                                  ===========

-----------
* Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

                                                                FOR THE PERIOD
                                                               OCTOBER 1, 1999*
                                                                    THROUGH
                                                               FEBRUARY 29, 2000
                                                               -----------------

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss .......................................     $   (17,557)
   Net realized gain from investments ........................         453,519
   Net change in unrealized appreciation on investments ......       2,364,809
                                                                   -----------
   Net increase in net assets resulting from operations ......       2,800,771
                                                                   -----------
LESS DIVIDEND AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income  Institutional shares ...............              --
   Net investment income Investor shares .....................              --
   Net realized  capital  gains  Institutional  shares .......              --
   Net realized  capital gains Investor shares ...............              --
                                                                   -----------
     Total dividends and distributions to shareholders .......              --
                                                                   -----------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS ................................      10,859,942
                                                                   -----------
   Total increase in net assets ..............................      13,660,713
                                                                   ===========

NET ASSETS
   Beginning of period .......................................              --
                                                                   -----------
   End of period (Includes Undistributed Net
      Investment Income of $0) ...............................     $13,660,713
                                                                   ===========

----------
* Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD       FOR THE PERIOD
                                                                   OCTOBER 1, 1999*     OCTOBER 1, 1999*
                                                                        THROUGH              THROUGH
                                                                   FEBRUARY 29, 2000    FEBRUARY 29, 2000
                                                                   -----------------    -----------------
                                                                    INSTITUTIONAL           INVESTOR
                                                                         CLASS                CLASS
                                                                   -----------------    ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ....................................   $12.00              $ 12.00
                                                                            ------              -------
Net investment loss(1) ..................................................    (0.02)               (0.02)
Net realized and unrealized gain on investments(2) ......................     5.81                 5.81
                                                                            ------              -------
Net increase in net assets resulting from operations ....................     5.79                 5.79
                                                                            ------              -------
Dividends to shareholders from:
Net investment income ...................................................     0.00                 0.00
Net realized capital gains ..............................................     0.00                 0.00
                                                                            ------              -------
Net asset value, end of period ..........................................   $17.79              $ 17.79
                                                                            ======              =======
Total investment return(3) ..............................................    48.25%               48.25%
                                                                            ======              =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...............................   $3,311              $10,350
Ratio of expenses to average net assets(1) ..............................     1.25%(4)             1.35%(4)
Ratio of expenses to average net assets without waivers and
   expense reimbursements(1) ............................................     5.94%(4)             5.42%(4)
Ratio of net investment income to average net assets(1) .................    (0.58)%(4)           (0.72)%(4)
Portfolio turnover rate(3) ..............................................    45.89%               45.89%

------------
*    Commencement of operations.
(1)  Reflects waivers and reimbursements.
(2) The amounts shown for each share outstanding throughout the respective period are not in accordance with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective period.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns and turnover are not annualized.
(4)  These numbers are annualized

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has seventeen investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"). As of the date here of, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 20.03 billion are currently classified into ninety-nine classes. Each class represents an interest in one of seventeen investment portfolios of RBB. The classes have been grouped into fifteen separate "families," ten of which have begun investment operations. The Bogle Investment Management Small Cap Growth Fund, commenced investment operations on October 1, 1999.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. eastern time on each business day. The Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and ask prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of the RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost that approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilites at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers that Bogle Investment Management, L.P. (the "Adviser") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes).

     DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes.

2.  TRANSACTIONS  WITH  AFFILIATES AND RELATED PARTIES

     Bogle Investment Managment, L.P. serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The adviser has agreed to limit the Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.25% of the Fund's Institutional Class average daily net assets and 1.35% of the Fund's Investor Class average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the period October 1, 1999* through February 29, 2000, (unless otherwise indicated) investment advisory fees, waivers and reimbursements of expenses were as follows:

                                     GROSS                           NET        FUND EXPENSE
                                 ADVISORY FEES      WAIVERS     ADVISORY FEES   REIMBURSEMENT
                                 -------------     ---------    -------------   -------------
Bogle Investment Management
     Small Cap Growth Fund          $25,547        $(25,547)       $  --           $(47,661)

-------------
 *Commencement of investment operations.

     The Fund will not pay the Adviser at a later time for any amounts they may waive or any amounts which the Adviser has assumed.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     PFPC, Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets.

     For the period October 1, 1999* through February 29, 2000, (unless otherwise indicated) PFPC, at its discretion, voluntarily agreed to waive a portion of its administration fees for the Fund. During this period, (unless otherwise indicated) PFPC's administration fees and related waivers were as follows:

                                                                      NET
                                   PFPC GROSS                    ADMINISTRATION
                               ADMINISTRATION FEES    WAIVERS         FEES
                               -------------------   ---------   --------------
Bogle Investment Management
     Small Cap Growth Fund          $ 41,004         $(15,625)       $25,379
--------------
* Commencement of investment operations.

     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Fund. For the period October 1, 1999* through February 29, 2000, (unless otherwise indicated) transfer agency fees and waivers were as follows:

                                GROSS TRANSFER                   NET TRANSFER
                                  AGENCY FEES        WAIVERS      AGENCY FEES
                                --------------       --------    ------------
Bogle Investment Management
     Small Cap Growth Fund          $32,566         $(15,000)       $17,566
--------------
* Commencement of investment operations.

     Provident Distributors, Inc. ("PDI"), provides certain administrative services to the Institutional Shares of the Fund. As compensation for such administrative services, PDI is entitled to receive a monthly fee equal to an annual rate of 0.15% of the average daily net assets of the Fund's Institutional Class Shares. PDI, at its discretion voluntarily agreed to waive a portion of its administrative fee for the Fund.

     For the period October 1, 1999* through February 29, 2000 (unless otherwise indicated), administrative services fees and waivers were as follows:

                              GROSS ADMINISTRATIVE            NET ADMINISTRATIVE
                                  SERVICES FEES     WAIVERS      SERVICES FEES
                              --------------------  -------   ------------------
Bogle Investment Management
     Small Cap Growth Fund            $868          $(694)           $174
--------------
* Commencement of investment operations.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     PFPC Trust Company provides certain custodial services to the Fund. As compensation for such custodial services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets.

     For the period October 1, 1999* through February 29, 2000 (unless otherwise indicated), PFPC Trust Co. has, at its discretion, voluntarily agreed to waive a portion of its custodial fees for the Fund. During this period (unless otherwise indicated), custodial fees and waivers were as follows:

                                  GROSS CUSTODIAL                NET CUSTODIAL
                                        FEES         WAIVERS          FEES
                                  ---------------   ----------   -------------
Bogle Investment Management
     Small Cap Growth Fund            $7,500         $(3,750)        $3,750
--------------
* Commencement of investment operations.

3.   INVESTMENT IN SECURITIES

     For U.S.  federal  income tax purposes,  the costs of  securities  owned at
February   29,   2000  was   $10,815,425.   Accordingly,   the  net   unrealized
appreciation/(depreciation) of investments was as follows:

                                                               NET APPRECIATION/
                                APPRECIATION   DEPRECIATION     (DEPRECIATION)
                                ------------   ------------    -----------------
Bogle Investment Management
     Small Cap Growth Fund        $2,868,169     $(499,145)        $2,369,024

     For the period October 1, 1999* through February 29, 2000 (unless otherwise indicated), aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                    INVESTMENT SECURITIES
                                               -------------------------------
                                                PURCHASES            SALES
                                               ------------         ----------
Bogle Investment Management
     Small Cap Growth Fund                     $13,287,177          $3,256,056
--------------
* Commencement of investment operations.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

4.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2000, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares for the period October 1, 1999* through February 29, 2000 were as follows:

                                                    FOR THE PERIOD                   FOR THE PERIOD
                                                         ENDED                            ENDED
                                                   FEBRUARY 29, 2000                FEBRUARY 29, 2000
                                                      (UNAUDITED)                      (UNAUDITED)
                                               --------------------------      ---------------------------
                                                  INSTITUTIONAL CLASS                INVESTOR CLASS
                                               --------------------------      ---------------------------
                                               SHARES            VALUE          SHARES           VALUE
                                               --------       -----------      ---------       -----------
Sales .......................................   186,055        $2,646,403        594,459        $8,408,189
Redemptions .................................        --                --        (12,698)         (194,650)
Reinvestments ...............................        --                --             --                --
                                                -------        ----------        -------        ----------
Net Increase ................................   186,055        $2,646,403        581,761        $8,213,539
                                                =======        ==========        =======        ==========

--------------
* Commencement of investment operations.

INVESTMENT ADVISER
Bogle Investment Management, L.P.
57 River Street
Suite 206
Wellesley, MA 02481

ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
Provident Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19046

CUSTODIAN
PFPCTrust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, PA 19103

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

The finanical information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.